Noninterest income (Tables)	6 Months Ended
Sep. 30, 2021
Summary of Noninterest Income
Details of Noninterest income for the six months ended September 30, 2020 and 2021 are as follows:

	Six months ended September 30,
	2020	2021

	(in millions of yen)
Fee and commission income:

Securities-related business (1)	78,441	89,387
Deposits-related business (1)	7,408	7,569
Lending-related business (2)(4)	79,619	78,053
Remittance business (1)	54,785	54,576
Asset management business (1)	45,948	60,596
Trust-related business (1)	54,425	66,393
Agency business (1)	15,064	18,573
Guarantee-related business (3)	15,560	16,781
Fees for other customer services (1)	77,067	82,988

Total Fee and commission income	428,317	474,916

Foreign exchange gains (losses)—net (3)	22,785	21,708
Trading account gains (losses)—net (2)	257,591	83,255
Investment gains (losses)—net:
Debt securities (3)	46	(317)
Equity securities (3)	266,119	135,070
Equity in earnings (losses) of equity method investees-net (3)	5,788	16,541
Gains on disposal of premises and equipment (3)	6,849	1,988
Other noninterest income (2) (5)	23,715	29,234

Total	1,011,210	762,395

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.